Summary of Significant Accounting Policies and Critical Accounting Estimates (Changes in the Carrying Amount of Warranty Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 3,279	$ 4,936
Provision charged to cost of sales	2,202	2,766
Usage	(2,569)	(3,504)
Adjustments to previously provided warranties, net	(91)	(695)
Currency translation	(184)	(224)
Ending balance	$ 2,637	$ 3,279